Financial Risk Management - Unused Portions of the Credit Facility (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Commercial paper [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the credit facility	¥ 729,096	¥ 1,190,631
Medium-term notes [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the credit facility	3,832,311	1,291,612
Credit facility [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the credit facility	¥ 4,561,407	¥ 2,482,243